Property, plant and equipment, net	12 Months Ended
Mar. 31, 2019
Property, plant and equipment, net
Property, plant and equipment, net

6Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Buildings	598,832	600,733	89,512
Leasehold improvements	14,864	14,864	2,215
Machineries	167,310	196,123	29,223
Motor vehicles	18,210	19,246	2,868
Furniture, fixtures and equipment	50,940	53,631	7,991
Construction-in-progress	10,931	3,887	579
	861,087	888,484	132,388
Less: Accumulated depreciation	(308,127)	(343,144)	(51,130)
Total property, plant and equipment, net	552,960	545,340	81,258

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Direct costs	29,883	30,055	30,848	4,597
Research and development	1,372	1,138	1,358	202
Sales and marketing	3,051	3,217	3,371	502
General and administrative	11,554	11,559	12,167	1,813
Total depreciation expense	45,860	45,969	47,744	7,114